Bank and Other Debt, textuals 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Addiewell LTD [Member]
Line Of Credit Facility [Line Items]
Weighted average interest rate	6.00%
Interest costs incurred	$ 4,803
Accrued interest	$ 9
Rbs Credit Facility [Member]
Line Of Credit Facility [Line Items]
Weighted average interest rate	4.17%	3.52%
Interest costs incurred	$ 2,688	$ 4,902	$ 3,541
Commitment fee amount	0	0	$ 329
Accrued interest	$ 0	$ 247